Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 946,000
Previously Paid Amount	0.00
Total Fee Amount	130.64
Total Offset Amount	0.00
Net Fee	130.64
Narrative - Max Aggregate Offering Price	$ 946,000
Final Prospectus	true